MERRILL LYNCH
                                                               SMALL CAP
                                                               INDEX FUND

                                                               Merrill Lynch
                                                               Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               December 31, 1999

                       Merrill Lynch Small Cap Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information

Of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 8, 1999, 16.32% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gains distribution of $.187207 to shareholders of record on December 8, 1999. The entire long-term capital gains distribution is subject to the 20% tax rate.

Please retain this information for your records.

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

DEAR SHAREHOLDER

Fiscal Year in Review

Small-capitalization stocks suffered through a dismal period in the first quarter of 1999 with the Russell 2000 Index ending March at 397.63, a level it had first attained nearly two years earlier in July 1997. However, the second quarter of the year witnessed a dramatic reversal, as the Russell 2000 Index rebounded strongly to post a strong +15.55% total return. Double-digit returns in nearly every sector of the Russell 2000 Index contributed to this result, led by the technology, energy, producer durables, and auto and transportation groups. This momentum did not carry into the third quarter of 1999 as the Russell 2000 Index declined by 30 points. However, similar to the small cap rally in 1998, the year's fourth quarter witnessed a dramatic reversal as the Russell 2000 Index rallied along with all major market indexes. Sharp rallies for small cap stocks in November and December at last pushed the Russell 2000 Index past its previous all-time high established in April 1998. Powered by explosive rallies in the Russell 2000 technology and healthcare sectors during the year's fourth quarter, the Russell 2000 Index actually managed to produce a total return for the year just slightly above that of the Standard & Poor's 500 (S&P 500) Index. Culminated by an extraordinary rally during the final week of the year, the Russell 2000 Index advanced by more than 4.6%, thus breaking a five-year run of outperformance by the S&P 500 Index, which prevailed in every year since 1994.

For the year ended December 31, 1999, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +20.79% and +20.45%, respectively. The Russell 2000 Index posted a total return of +21.26% for the same 12-month period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Portfolio Matters

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its objective by investing all of its assets in Master Small Cap Index Series (formerly Merrill Lynch Small Cap Index Series). There are two principal investments made by the Series in its attempt to replicate the returns of the benchmark Russell 2000 Index. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts, which are used as a mechanism to invest daily cash inflows. Futures can be sold more easily and with less cost should the need for cash arise in the event of Fund redemptions. In addition, futures are an efficient way to invest in the Russell 2000 Index since there are a large number of stocks in the benchmark, many of which are illiquid. The use of the underlying equity portfolio plus futures contracts allows the Series to be as fully invested as possible. We invest in an "optimized" portfolio of equities, which consists of stocks in the Russell 2000 Index that are statistically selected to provide returns that are closely correlated with those of the Russell 2000 Index as a whole. As of December 31, 1999, the Series had an equity portfolio valued at $95.1 million and held a long position in Russell 2000 futures contracts.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 16, 2000

================================================================================
To reduce shareholder expenses, Merrill Lynch Small Cap Index Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
================================================================================

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                             3 Month       12 Month     Since Inception
As of December 31, 1999                   Total Return   Total Return    Total Return
=======================================================================================
ML Small Cap Index Fund Class A Shares*      +18.48%        +20.79%        +48.62%
---------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*      +18.49         +20.45         +47.59
---------------------------------------------------------------------------------------
Russell 2000 Index**                         +18.44         +21.26         +50.59
=======================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.

** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.


                                     2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Small Stock Index. Beginning and ending values are:

                                                         4/09/97**        12/99

ML Small Cap Index Fund+--
Class A Shares*                                          $10,000         $14,862
ML Small Cap Index Fund+--
Class D Shares*                                          $10,000         $14,759
Russell 2000 Small Stock Index++                         $10,000         $15,058

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Merrill Lynch Small Cap Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/99                                                     +20.79%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/99                                    +15.63
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/99                                                      +20.45%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/99                                     +15.33
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND     As of December 31, 1999
==================================================================================================================================
                                                                                                                       <C
Assets:        Investment in a Master Small Cap Index Series, at value (identified cost -- $68,240,494)                $76,577,488
               Deferred organization expenses ........................................................                       6,893
               Prepaid registration fees and other assets ............................................                      30,946
                                                                                                                       -----------
               Total assets ..........................................................................                  76,615,327
                                                                                                                       -----------
==================================================================================================================================
Liabilities:   Payables:
                  Administrator ......................................................................   $    19,343
                  Distributor ........................................................................         8,746        28,089
                                                                                                         -----------
               Accrued expenses and other liabilities ................................................                      36,524
                                                                                                                       -----------
               Total liabilities .....................................................................                      64,613
                                                                                                                       -----------
==================================================================================================================================
Net Assets:    Net assets ............................................................................                 $76,550,714
                                                                                                                       ===========
==================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......                 $       263
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......                         388
               Paid-in capital in excess of par ......................................................                  67,079,587
               Undistributed investment income -- net ...................................................                   13,446
               Undistributed realized capital gains on investments from the Series -- net .............                  1,120,036
               Unrealized appreciation on investments from the Series -- net ..........................                  8,336,994
                                                                                                                       -----------
               Net assets ............................................................................                 $76,550,714
                                                                                                                       ===========
==================================================================================================================================
Net Asset      Class A -- Based on net assets of $30,911,266 and 2,625,086 shares outstanding ........                 $     11.78
Value:                                                                                                                 ===========
               Class D -- Based on net assets of $45,639,448 and 3,878,918 shares outstanding ........                 $     11.77
                                                                                                                       ===========
==================================================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND           For the Year Ended December 31, 1999
=========================================================================================================================
Investment Income:   Investment income allocated from the Series ...........................                  $ 1,115,524
                     Expenses allocated from the Series ....................................                       80,536
                                                                                                              -----------
                     Net investment income from the Series .................................                    1,034,988
                                                                                                              -----------
=========================================================================================================================
Expenses:            Administration fee ....................................................   $   140,136
                     Account maintenance fee -- Class D ....................................        80,118
                     Printing and shareholder reports ......................................        41,147
                     Transfer agent fees ...................................................        28,930
                     Professional fees .....................................................        25,156
                     Amortization of organization expenses .................................         3,063
                     Registration fees .....................................................         2,974
                     Accounting services ...................................................         1,290
                     Other .................................................................         1,661
                                                                                               -----------
                     Total expenses before reimbursement ...................................       324,475
                     Reimbursement of expenses .............................................       (47,563)
                                                                                               -----------
                     Total expenses after reimbursement ....................................                      276,912
                                                                                                              -----------
                     Investment income -- net ..............................................                      758,076
                                                                                                              -----------
=========================================================================================================================
Realized &           Realized gain on investments from the Series -- net ...................                    3,496,913
Unrealized Gain      Change in unrealized appreciation on investments from the Series -- net                    7,359,682
From the
Series -- Net:       Net Increase in Net Assets Resulting from Operations ..................                  $11,614,671
                                                                                                              ===========
=========================================================================================================================

                       See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                              For the Year
SMALL CAP                                                                                               Ended December 31,
INDEX FUND                                                                                         ----------------------------
                   Increase (Decrease) in Net Assets:                                                  1999            1998
===============================================================================================================================
Operations:        Investment income -- net ....................................................   $    758,076    $    441,469
                   Realized gain on investments from the Series -- net .........................      3,496,913       5,424,578
                   Change in unrealized appreciation on investments from the Series -- net .....      7,359,682      (5,804,951)
                                                                                                   ------------    ------------
                   Net increase in net assets resulting from operations ........................     11,614,671          61,096
                                                                                                   ------------    ------------
===============================================================================================================================
Dividends &        Investment income -- net:
Distributions to      Class A ..................................................................       (341,771)       (202,428)
Shareholders:         Class D ..................................................................       (402,859)       (238,209)
                   In excess of investment income -- net:
                      Class A ..................................................................             --          (8,064)
                      Class D ..................................................................             --          (9,489)
                   Realized gain on investments from the Series -- net:
                      Class A ..................................................................     (1,085,010)     (2,123,929)
                      Class D ..................................................................     (1,532,245)     (3,230,457)
                                                                                                   ------------    ------------
                   Net decrease in net assets resulting from dividends and distributions
                     to shareholders ...........................................................     (3,361,885)     (5,812,576)
                                                                                                   ------------    ------------
===============================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share transactions     19,235,069     (10,441,939)
Transactions:                                                                                      ------------    ------------
===============================================================================================================================
Net Assets:        Total increase (decrease) in net assets .....................................     27,487,855     (16,193,419)
                   Beginning of year ...........................................................     49,062,859      65,256,278
                                                                                                   ------------    ------------
                   End of year* ................................................................   $ 76,550,714    $ 49,062,859
                                                                                                   ============    ============
                  *Undistributed investment income -- net ......................................   $     13,446    $         --
                                                                                                   ============    ============
===============================================================================================================================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                    Class A
                                                                                   -----------------------------------------
MERRILL LYNCH        The following per share data and ratios have been derived            For the Year        For the Period
SMALL CAP            from information provided in the financial statements.            Ended December 31,    April 9, 1997+ to
INDEX FUND                                                                         -------------------------    December 31,
                     Increase (Decrease) in Net Asset Value:                          1999           1998           1997
===========================================================================================================================
Per Share            Net asset value, beginning of period ......................   $    10.27     $    12.28     $    10.00
Operating                                                                          ----------     ----------     ----------
Performance:         Investment income -- net ..................................          .15            .13            .10
                     Realized and unrealized gain (loss) on investments from the
                       Series -- net ...........................................         1.94           (.59)          2.60
                                                                                   ----------     ----------     ----------
                     Total from investment operations ..........................         2.09           (.46)          2.70
                                                                                   ----------     ----------     ----------
                     Less dividends and distributions:
                        Investment income -- net ...............................         (.14)          (.13)          (.10)
                        In excess of investment income -- net ..................           --           (.01)            --++
                        Realized gain on investments from the Series -- net ....         (.44)         (1.41)          (.32)
                                                                                   ----------     ----------     ----------
                     Total dividends and distributions .........................         (.58)         (1.55)          (.42)
                                                                                   ----------     ----------     ----------
                     Net asset value, end of period ............................   $    11.78     $    10.27     $    12.28
                                                                                   ==========     ==========     ==========
===========================================================================================================================
Total Investment     Based on net asset value per share ........................        20.79%         (3.14%)        27.04%+++
Return:                                                                            ==========     ==========     ==========
===========================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ ..........................          .50%           .50%           .52%*
Net Assets:                                                                        ==========     ==========     ==========
                     Expenses++ ................................................          .61%           .84%          1.00%*
                                                                                   ==========     ==========     ==========
                     Investment income -- net ..................................         1.50%          1.14%          1.45%*
                                                                                   ==========     ==========     ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..................   $   30,911     $   18,122     $   26,478
Data:                                                                              ==========     ==========     ==========
===========================================================================================================================

                                                                                                    Class D
                                                                                   -----------------------------------------
                     The following per share data and ratios have been derived            For the Year        For the Period
                     from information provided in the financial statements.            Ended December 31,    April 9, 1997+ to
                                                                                   -------------------------    December 31,
                     Increase (Decrease) in Net Asset Value:                          1999           1998           1997
===========================================================================================================================
Per Share            Net asset value, beginning of period ......................   $    10.27     $    12.28     $    10.00
Operating                                                                          ----------     ----------     ----------
Performance:         Investment income -- net ..................................          .12            .11            .09
                     Realized and unrealized gain (loss) on investments from the
                       Series -- net ...........................................         1.94           (.60)          2.60
                                                                                   ----------     ----------     ----------
                     Total from investment operations ..........................         2.06           (.49)          2.69
                                                                                   ----------     ----------     ----------
                     Less dividends and distributions:
                        Investment income -- net ...............................         (.12)          (.11)          (.09)
                        In excess of investment income -- net ..................           --             --++           --++
                        Realized gain on investments from the Series -- net ....         (.44)         (1.41)          (.32)
                                                                                   ----------     ----------     ----------
                     Total dividends and distributions .........................         (.56)         (1.52)          (.41)
                                                                                   ----------     ----------     ----------
                     Net asset value, end of period ............................   $    11.77     $    10.27     $    12.28
                                                                                   ==========     ==========     ==========
===========================================================================================================================
Total Investment     Based on net asset value per share ........................        20.45%         (3.41%)        26.87%+++
Return:                                                                            ==========     ==========     ==========
===========================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ ..........................          .74%           .75%           .77%*
Net Assets:                                                                        ==========     ==========     ==========
                     Expenses++ ................................................          .86%          1.09%          1.25%*
                                                                                   ==========     ==========     ==========
                     Investment income -- net ..................................         1.24%           .88%          1.20%*
                                                                                   ==========     ==========     ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..................   $   45,640     $   30,941     $   38,778
Data:                                                                              ==========     ==========     ==========
===========================================================================================================================

            *     Annualized
            +     Commencement of operations.
            ++    Includes the Fund's share of the Series' allocated expenses.
            +++   Aggregate total investment return.
            ++    Amount is less than $.01 per share.

            See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sub-stantially all of its taxable income to shareholders. There-fore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Effective August 2, 1999, the annual rate has changed to .29%. For the year ended December 31, 1999, FAM earned fees of $140,136, of which $47,563 were voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of
 .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 1999 were $38,966,050 and $23,366,991, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $19,235,069 and $(10,441,939) for the years ended December 31, 1999 and December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 1999                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,628,319     $ 27,696,362
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         118,208        1,282,561
                                                    ----------     ------------
Total issued .................................       2,746,527       28,978,923
Shares redeemed ..............................      (1,885,509)     (19,675,972)
                                                    ----------     ------------
Net increase .................................         861,018     $  9,302,951
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 1998                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ..................................       1,822,073     $ 21,518,635
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         219,531        2,153,600
                                                    ----------     ------------
Total issued .................................       2,041,604       23,672,235
Shares redeemed ..............................      (2,433,281)     (29,828,044)
                                                    ----------     ------------
Net decrease .................................        (391,677)    $ (6,155,809)
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 1999                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,711,657     $ 28,801,963
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         160,372        1,738,434
                                                    ----------     ------------
Total issued .................................       2,872,029       30,540,397
Shares redeemed ..............................      (2,005,895)     (20,608,279)
                                                    ----------     ------------
Net increase .................................         866,134     $  9,932,118
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 1998                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,397,589     $ 27,045,598
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         302,281        2,965,374
                                                    ----------     ------------
Total issued .................................       2,699,870       30,010,972
Shares redeemed ..............................      (2,845,324)     (34,297,102)
                                                    ----------     ------------
Net decrease .................................        (145,454)    $ (4,286,130)
                                                    ==========     ============
--------------------------------------------------------------------------------


                                      8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Small Cap Index Fund:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

SCHEDULE OF INVESTMENTS

  Master Small Cap Index Series
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS

  1st Source Corporation                        1,063        $ 26,575
+ 3Dfx Interactive, Inc.                        2,768          27,161
+ 24/7 Media, Inc.                              1,584          89,100
+ 99 Cents Only Stores                          1,150          43,988
  A. Schulman, Inc.                             3,260          53,179
  A.M. Castle & Company                         2,000          23,750
  A.O. Smith Corporation                        2,122          46,419
  AAR Corp.                                     3,674          65,902
  ABM Industries, Inc.                          1,933          39,385
+ ACTV, Inc.                                    3,752         171,419
+ ADVO Systems, Inc.                            2,735          64,956
  AGCO Corporation                              6,682          89,789
  AGL Resources Inc.                            3,700          62,900
+ ALARIS Medical, Inc.                          5,200           9,750
  AMCOL International Corporation               3,504          56,502
  AMCORE Financial, Inc.                        3,700          88,800
  AMETEK, Inc.                                  3,383          64,488
+ AMF Bowling, Inc.                             6,700          20,937
+ ANADIGICS, Inc.                               1,750          82,578
+ ANTEC Corporation                             3,137         114,500
+ ATMI, Inc.                                    1,900          62,819
+ AVT Corporation                               1,511          71,017
+ AXENT Technologies, Inc.                      3,295          69,195
  Aaron Rents, Inc.                             2,659          47,197
+ Abgenix, Inc.                                 1,326         175,695
+ About.com, Inc.                                 484          43,439
+ Acceptance Insurance Companies Inc.           2,600          15,112
  Ace Limited                                   1,736          28,972
+ Actel Corp.                                   2,535          60,840
+ Action Performance Companies, Inc.            1,735          19,952
+ Activision, Inc.                              3,159          48,372
+ Actuate Corporation                           3,036         130,168
+ Acuson Corporation                            2,600          32,662
+ Adaptive Broadband Corporation                2,002         147,773
+ Adtran, Inc.                                  2,262         116,352
+ Advance Paradigm, Inc.                        2,220          47,869
+ Advanced Digital Information Corporation      2,454         119,326
+ Advanced Energy Industries, Inc.              1,274          62,744
+ Advanced Fibre Communications, Inc.           7,719         344,943
+ Advanced Radio Telecom Corp.                  3,222          77,328
  Advanta Corp.                                 2,839          51,812
+ Advent Software, Inc.                         1,536          98,976
+ Aerial Communications, Inc.                   1,500          91,312
+ Aeroflex Incorporated                         2,455          25,471
+ Affiliated Managers Group, Inc.               2,757         111,486
+ Affymetrix, Inc.                              1,684         285,754
+ Aftermarket Technology Corp.                  3,026          36,123
+ Agribrands International, Inc.                1,393          64,078
  Air Express International Corporation         3,778         122,077
  Airborne Freight Corporation                  5,158         113,476
+ Airgas, Inc.                                  6,541          62,139
+ AirTran Holdings, Inc.                        7,404          33,549
+ Alaska Air Group, Inc.                        2,490          87,461
+ Albany International Corp. (Class A)          2,042          31,651
  Albemarle                                     2,358          45,244
  Alexander & Baldwin, Inc.                     4,444         101,379
  Alexandria Real Estate Equities, Inc.         1,665          52,968
  Alfa Corporation                              4,465          72,835
+ Algos Pharmaceutical Corporation              2,038          22,418
+ Alkermes, Inc.                                2,609         128,167
+ Allaire Corporation                             720         104,400
+ Alleghany Corporation                           378          70,119
+ Allen Telecom Inc.                            3,741          43,255
  Alliance Bancorp                              2,100          38,850
+ Alliant Techsystems Inc.                      1,014          63,185
  Allied Capital Corporation                    6,341         116,120
+ Alpha Industries, Inc.                        1,936         109,868
  Alpharma, Inc. (Class A)                      2,134          65,620
+ Alterra Healthcare Corporation                2,892          24,040
+ Amdocs Limited                                  753          25,978
+ Amerco                                        1,375          34,375
+ America Retirement Corporation                2,749          21,820
+ America West Holdings (Class B)               4,286          88,934
+ American Freightways Corporation              2,769          44,823
+ American Italian Pasta Company (Class A)      2,357          72,478
+ American Management Systems,
  Incorporated                                  4,562         143,133
  American States Water Company                 1,581          56,916
+ American Xtal Technology, Inc.                1,923          33,532
+ AmeriCredit Corp.                             6,707         124,079
+ AmeriSource Health Corporation (Class A)      5,042          76,575
  AmerUs Life Holdings, Inc. (Class A)          1,659          38,157
+ Ames Department Stores, Inc.                  3,194          92,027
+ Amkor Technology, Inc.                        9,182         259,391
  Amli Residential Properties Trust             2,255          45,523
+ Amphenol Corp. (Class A)                      1,806         120,212
  Analysts International Corporation            2,843          35,537
  Anchor Bancorp, Inc.                          3,212          48,581
+ Anchor Gaming                                   912          39,615
+ Ancor Communications, Incorporated            2,916         197,923
+ Andrew Corporation                            8,657         163,942
+ Anixter International Inc.                    3,053          62,968
+ AnnTaylor Stores Corporation                  2,275          78,345
+ AnswerThink Consulting Group, Inc.            3,242         111,038
+ Apex Inc.                                     2,152          69,402
  Applebee's International, Inc.                2,869          84,635
  Applied Industrial Technologies, Inc.         2,650          44,056
  Applied Power Inc. (Class A)                  4,125         151,594
+ AppliedTheory Corporation                     1,144          31,746
+ Apria Healthcare Group Inc.                   5,869         105,275
  AptarGroup, Inc.                              3,471          87,209
  Aquarion Company                              1,542          57,054
+ Arcadia Financial Ltd.                        5,455          24,207
  Arch Chemicals, Inc.                          2,614          54,731
  Arch Coal, Inc.                               2,000          22,625
+ Ardent Software, Inc.                         1,858          72,462
  Argonaut Group, Inc.                          1,700          33,787
  Arnold Industries, Inc.                       2,951          41,498
  Arrow International, Inc.                     1,174          34,046
+ Artesyn Technologies, Inc.                    3,740          78,072
  Arthur J. Gallagher & Co.                     1,764         114,219
  Arvin Industries, Inc.                        2,415          68,526
+ Ascent Entertainment Group, Inc.              4,490          56,967
+ Aspect Communications Corporation             5,361         209,749
+ Aspect Development, Inc.                      2,616         179,196
+ Aspen Technology, Inc.                        2,000          52,875
  Associated Estates Realty Corporation         3,106          24,266
+ Astec Industries, Inc.                        1,898          35,706
+ Asyst Technologies, Inc.                      1,473          96,574
+ Atlas Air, Inc.                               1,814          49,772
  Atmos Energy Corporation                      3,641          74,413
+ Atwood Oceanics, Inc.                         1,302          50,290


                                    10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

  Auspex Systems, Inc.                          3,782        $ 38,765
  Avado Brands, Inc.                            3,402          14,352
+ Avant! Corporation                            3,922          58,830
+ Aviation Sales Company                        1,344          22,176
+ Avid Technology, Inc.                         2,599          33,949
+ Aviron                                        1,644          25,996
+ Avis Rent A Car, Inc.                         2,768          70,757
  Avista Corporation                            4,948          76,385
+ Aware, Inc.                                   1,947          70,822
+ Aztar Corporation                             5,400          58,725
  BRE Properties, Inc.                          3,871          87,823
  BT Financial Corporation                      2,590          56,988
  Baldor Electric Company                       3,256          59,015
  Baldwin & Lyons, Inc. (Class B)               2,012          44,515
+ Bally Total Fitness Holding Corporation       2,750          73,391
  BancorpSouth, Inc.                            5,745          93,715
  BancWest Corporation                          3,446          67,197
  Bandag, Incorporated                          1,429          35,725
  Bank of Granite Corp.                         1,979          42,548
  Bank United Corp. (Class A)                   2,233          60,849
  BankAtlantic Bancorp, Inc. (Class B)          8,246          42,261
  Banknorth Group, Inc.                         2,841          75,997
  Banta Corporation                             2,743          61,889
  Barnes Group Inc.                             2,026          33,049
+ barnesandnoble.com inc.                       3,131          44,421
+ Barr Laboratories, Inc.                       1,400          43,925
+ Barrett Resources Corporation                 3,043          89,578
  Bassett Furniture Industries, Incorporated    2,001          31,141
+ Battle Mountain Gold Company                  5,000          10,312
  Bay View Capital Corporation                  2,472          35,071
  Bedford Property Investors, Inc.              3,090          52,723
  Belden Inc.                                   2,459          51,639
+ Bell & Howell Company                         1,961          62,384
+ Benchmark Electronics, Inc.                   1,880          43,122
+ Beringer Wine Estates Holdings, Inc.
  (Class B)                                       800          31,900
  Berkley (W.R.) Corporation                    1,500          31,312
  Berry Petroleum Company (Class A)             3,069          46,419
+ Bethlehem Steel Corporation                  13,423         112,418
+ Beverly Enterprises, Inc.                    10,054          43,986
+ Beyond.com Corporation                        2,523          19,711
+ Billing Concepts Corp.                        5,194          33,761
+ BindView Development Corporation              2,054         102,058
  Bindley Western Industries, Inc.              2,820          42,476
+ Biomatrix, Inc.                               2,066          39,770
+ Bio-Rad Laboratories, Inc. (Class A)          1,400          32,725
+ Bio-Technology General Corp.                  6,338          96,654
+ Black Box Corporation                         2,056         137,752
  Black Hills Corporation                       2,175          48,258
  Block Drug Company, Inc. (Class A)            1,524          46,863
+ Blount International, Inc.                    4,100          65,344
  Bob Evans Farms, Inc.                         4,393          67,817
+ Boca Resorts, Inc. (Class A)                    472           4,602
+ The Bombay Company, Inc.                      5,392          24,264
+ Borders Group, Inc.                           8,356         134,218
  Bowne & Co., Inc.                             4,089          55,201
+ Boyd Gaming Corporation                       5,400          31,387
+ The Boyds Collection, Ltd.                    6,121          42,464
  Boykin Lodging Company                        2,812          30,756
  Bradley Real Estate, Inc.                     3,093          53,934
  Brandywine Realty Trust                       4,162          68,153
+ Brightpoint, Inc.                             1,352          17,745
+ BroadVision, Inc.                             5,940       1,010,171
+ Brooks Automation, Inc.                       1,524          49,625
  Brown & Brown                                 1,224          46,894
  Brown Shoe Company, Inc.                      2,817          39,790
  Brush Wellman, Inc.                           2,608          43,847
+ Buckeye Technologies Inc.                     2,722          40,490
+ Buffets, Inc.                                 5,207          52,070
+ Building One Services Corporation             3,118          29,426
  Burlington Coat Factory Warehouse
  Corporation                                   2,715          37,671
+ Burlington Industries, Inc.                   6,806          27,224
  Burnham Pacific Properties, Inc.              4,766          44,681
+ Burr-Brown Corp.                              4,140         149,557
+ C-Cube Microsystems Inc.                      4,234         263,566
  C&D Technologies, Inc.                        1,603          68,127
+ CB Richard Ellis Services Inc.                2,477          30,653
  CBL & Associates Properties, Inc.             2,333          48,118
  CBRL Group, Inc.                              6,003          58,248
+ CCC Information Services Group Inc.           3,487          59,715
+ CDI Corp.                                     1,546          37,297
+ CDnow, Inc.                                   2,089          20,629
+ CEC Entertainment Inc.                        3,088          87,622
  CFS Bancorp, Inc.                             1,715          15,971
  CFW Communications Company                    2,193          76,207
  CH Energy Group, Inc.                         1,300          42,900
  C.H. Robinson Worldwide, Inc.                 4,608         183,168
+ CIBER, Inc.                                   4,925         135,437
+ CIRCOR International, Inc.                      789           8,137
  CKE Restaurants, Inc.                         5,656          33,229
  CLARCOR Inc.                                  3,348          60,264
  CMP Group Inc.                                3,023          83,321
+ CONMED Corporation                            2,062          53,354
+ COR Therapeutics, Inc.                        4,090         109,919
+ CORT Business Services Corporation            2,073          36,148
  CPI Corp.                                     1,568          35,378
+ CSK Auto Corporation                          2,407          42,122
+ CSS Industries, Inc.                          1,300          27,787
  CT Communications, Inc.                       1,260          70,560
  CTS Corporation                               2,934         221,150
+ CUNO Incorporated                             2,300          47,617
  CVB Financial Corp.                           1,855          42,897
+ Cable Design Technology                       3,116          71,668
  Cabot Industrial Trust                        4,531          83,257
  Cabot Oil & Gas Corporation (Class A)         2,968          47,673
+ Cadiz Inc.                                    4,976          47,272
  Calgon Carbon Corporation                     5,322          31,599
  California Water Service Group                1,858          56,321
  Callaway Golf Company                         8,073         142,791
  Cambrex Corporation                           2,606          89,744
+ Cambridge Technology Partners, Inc.           5,522         144,952
  Camden Property Trust                         3,600          98,550
+ Canadaigu Brands, Inc. (Class A)              1,473          75,123
  Capitol Federal Financial                     7,145          69,664
+ CapRock Communications Corp.                  3,741         121,349
  Capstead Mortgage Corporation                 4,900          20,519
  Caraustar Industries, Inc.                    2,570          61,680
+ Career Education Corporation                  1,378          52,881
+ Caremark Rx, Inc.                             7,570          38,323
+ Carmike Cinemas, Inc. (Class A)               1,700          13,281
  Carolina First Corporation                    2,952          53,874
  Carpenter Technology Corporation              2,210          60,637
+ Carrier Access Corporation                    1,113          74,919
  Carter-Wallace, Inc.                          2,510          45,023
  Casey's General Stores, Inc.                  5,989          62,510
  Cash America International, Inc.              3,867          37,703
+ Castle & Cooke, Inc.                          3,000          38,062
+ Catalytica, Inc.                              6,184          83,870
  Cathay Bancorp, Inc.                            710          29,110
  The Cato Corporation (Class A)                2,653          33,494
+ Celera Genomics                               2,813         419,137
+ Celgene Corporation                           2,299         160,930
+ CellNet Data Systems, Inc.                    5,763           6,483
+ Centennial Bancorp                            3,178          34,163
  Center Trust, Inc.                            3,780          36,619
  CenterPoint Properties Corporation            2,263          81,185
+ Century Business Services, Inc.               6,643          56,050
+ Cephalon, Inc.                                3,318         114,678
+ Cerner Corporation                            3,124          61,504
+ Champion Enterprises, Inc.                    4,517          38,677
+ Championship Auto Racing Teams, Inc.          1,462          33,626
  Charles E. Smith Residential Realty, Inc.     2,114          74,783
+ Charming Shoppes, Inc.                       12,362          81,898
  Charter Municipal Mortgage Acceptance
  Company                                       4,036          47,423
  Chateau Communities, Inc.                     2,254          58,463
+ Chattem, Inc.                                 1,320          25,080
+ Checkpoint Systems, Inc.                      3,956          40,302
+ The Cheesecake Factory Incorporated           2,165          75,775
  Chelsea GCA Realty, Inc.                      1,707          50,783
  Chemed Corporation                            1,641          46,974
  ChemFirst Inc.                                2,432          53,200
  Chemical Financial Corporation                1,832          58,395
  Chesapeake Corporation                        2,024          61,732
  Chicago Title Corporation                     1,282          59,293
+ The Children's Place Retail Stores, Inc.      2,131          35,028
  Chiquita Brands International, Inc.           4,910          23,322
+ ChiRex Inc.                                   1,739          25,433
  Chittenden Corporation                        2,521          74,685
+ Choice Hotels International, Inc.             6,162         105,524
+ ChoicePoint Inc.                              3,130         129,504
  Church & Dwight Co., Inc.                     3,798         101,359
  Churchill Downs Incorporated                  1,300          29,331
  Circle International Group, Inc.              1,653          36,779
+ Cirrus Logic, Inc.                            6,959          92,642
+ Citadel Communications Corporation            2,189         142,011
  Citizens Banking Corporation                  4,441          99,367
  City Holding Company                          2,179          30,506
+ Clarify Inc.                                  2,388         300,888
  Cleco Corporation                             2,445          78,393
  Cleveland-Cliffs Inc.                         1,540          47,932
  Coachmen Industries, Inc.                     2,499          37,797
+ Cognex Corporation                            3,749         146,211
+ Coherent, Inc.                                3,036          81,213
  Cohu, Inc.                                    2,600          80,600
+ Coinstar, Inc.                                2,034          28,476
+ Coldwater Creek Inc.                          1,200          24,600
  Collins & Aikman Corporation                  8,119          46,684
  Colonial Properties Trust                     2,900          67,244
+ Columbia Laboratories, Inc.                   3,716          27,870
+ Com21, Inc.                                   2,229          50,013


                                    12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

  Commerce Bancorp, Inc.                        2,512       $ 101,579
  The Commerce Group, Inc.                      2,255          58,912
  Commercial Metals Company                     2,092          70,997
  Commercial Net Lease Realty                   3,941          39,164
+ CommNet Cellular Inc.                         2,500          80,312
  Commonwealth Bancorp, Inc.                    2,648          44,023
+ Commonwealth Telephone Enterprises, Inc.      1,268          67,045
+ CommScope, Inc.                               5,003         201,683
  Community First Bankshares, Inc.              4,626          72,859
  Community Trust Bancorp, Inc.                   827          16,540
+ Complete Business Solutions, Inc.             2,870          72,109
+ CompUSA Inc.                                 10,461          53,613
+ Computer Network Technology Corporation       2,923          67,046
  Computer Task Group, Incorporated             2,136          31,639
+ Concentric Network Corporation                4,524         139,396
+ Concord Communications, Inc.                  1,632          72,420
+ Concur Technologies, Inc.                     1,759          51,011
+ Concurrent Computer Corporation               6,579         122,945
  Connecticut Energy Corporation                1,395          54,231
  Conning Corporation                           2,484          20,493
+ Consolidated Freightways Corporation          3,400          26,987
+ Consolidated Graphics, Inc.                   1,543          23,049
+ Consolidated Products, Inc.                   3,636          36,809
  Cooper Companies, Inc.                        1,586          47,778
+ Copart, Inc.                                  2,328         101,268
+ Corixa Corporation                            2,262          38,454
  Corn Products International, Inc.             3,914         128,183
  Cornerstone Realty Income Trust, Inc.         5,015          48,896
+ The Corporate Executive Board Company         1,137          63,530
+ Cost Plus, Inc.                               2,542          90,559
+ Coulter Pharmaceutical, Inc.                  2,088          47,371
  Cousins Properties, Inc.                      2,647          89,833
  Crawford & Company (Class B)                  4,122          56,162
+ Credence Systems Corporation                  2,384         206,216
+ Cree, Inc.                                    2,746         234,440
  Cross Timbers Oil Company                     5,416          49,082
  Crown American Realty Trust                   6,084          33,462
+ Cumulus Media Inc. (Class A)                  2,254         114,390
+ Cybex Computer Products Corporation           1,467          59,413
+ Cymer, Inc.                                   3,075         141,450
+ Cypress Semiconductor Corporation            10,961         354,862
+ Cytec Industries Inc.                         4,445         102,791
+ Cytyc Corporation                             2,105         128,537
  D.R. Horton, Inc.                             5,055          69,822
+ The DII Group, Inc.                           3,182         225,823
+ DSP Group, Inc.                               1,406         130,758
  Dain Rauscher Corporation                     1,386          64,449
  Dallas Semiconductor Corporation              2,860         184,291
+ Dal-Tile International Inc.                   6,119          61,955
+ Data Broadcasting Corporation                 4,165          34,361
+ Data Transmission Network Corporation         1,512          26,082
  Datascope Corp.                               2,020          80,800
+ Datastream Systems, Inc.                      2,363          58,041
+ Dave & Buster's, Inc.                         1,855          15,188
+ Del Monte Foods Company                       5,754          70,846
+ Delco Remy International, Inc.                3,856          31,812
+ Delphi Financial Group, Inc. (Class A)        1,578          47,340
  Delta and Pine Land Company                   4,075          70,803
  Deltic Timber Corporation                     1,804          39,462
+ Dendrite International, Inc.                  3,267         110,670
+ Department 56, Inc.                           2,077          46,992
  Developers Diversified Realty Corporation     5,863          75,486
  The Dexter Corporation                        2,256          89,676
+ Digital Microwave Corporation                 7,157         167,742
+ Digital River, Inc.                           1,828          60,895
  Dime Community Bancshares                     2,300          42,550
+ Dionex Corporation                            2,452         100,992
+ Documentum, Inc.                              1,916         114,720
+ Dollar Thrifty Automotive Group, Inc.         2,938          70,328
  Donaldson Company, Inc.                       4,107          98,825
  Doral Financial Corporation                   3,660          45,064
+ DoubleClick Inc.                                  1             152
  Downey Financial Corp.                        1,995          40,274
+ The Dress Barn, Inc.                          2,620          43,557
  Dreyer's Grand Ice Cream, Inc.                2,450          41,650
+ Duane Read Inc.                               2,131          58,736
  Duff & Phelps Credit Rating Co.                 669          59,499
+ Dura Automotive Systems, Inc.                 1,974          34,422
+ Dura Pharmaceuticals, Inc.                    4,837          67,416
+ Duramed Pharmaceuticals, Inc.                 2,801          19,957
+ Dycom Industries, Inc.                        2,858         125,931
  E.W. Blanch Holdings, Inc.                    1,375          84,219
+ Eagle USA Airfreight, Inc.                    1,983          85,517
  The Earthgrains Company                       4,524          72,949
+ EarthWeb Inc.                                   830          41,759
  Eastern Enterprises                           2,100         120,619
  Eastern Utilities Associates                  1,656          50,197
  EastGroup Properties, Inc.                    2,679          49,561
  Eaton Vance Corp.                             3,249         123,462
+ Eclipsys Corporation                          3,989         102,218
+ Education Management Corporation              2,495          34,930
+ El Paso Electric Company                      7,887          77,391
  Elcor Corporation                             2,569          77,391
+ Electro Scientific Industries, Inc.           1,557         113,661
+ Electroglas, Inc.                             2,571          65,239
+ Emmis Communications Corporation
  (Class A)                                     1,791         223,231
  Empire District Electric Company              2,010          45,476
+ Emulex Corporation                            3,618         407,025
  Energen Corporation                           3,390          61,232
  Enesco Group Inc.                             2,328          25,753
  Enhance Financial Services Group Inc.         2,524          41,015
+ Entercom Communications Corp.                 2,287         150,942
+ EntreMed, Inc.                                1,633          41,846
+ Entrust Technologies Inc.                     1,828         109,566
+ Enzo Biochem, Inc.                            2,738         123,381
+ Enzon, Inc.                                   4,081         177,013
+ Epicor Software Corporation                   3,600          18,225
  Equitable Resources, Inc.                     3,052         101,860
  Equity Inns Inc.                              5,304          35,802
  Essex Property Trust, Inc.                    1,808          61,472
+ Esterline Technologies Corporation            2,895          33,473
+ Etec Systems, Inc.                            2,275         102,091
  Ethan Allen Interiors Inc.                    4,387         140,658
  E'Town Corporation                            1,100          68,475
  Exide Corporation                             2,591          21,538
+ Extended Stay America, Inc.                   8,137          62,045
  F&M Bancorp                                     442           8,950
  F&M National Corporation                      2,678          73,812
  F.N.B. Corporation                            1,653          36,469
+ F.Y.I. Incorporated                           1,646          55,964
  FBL Financial Group, Inc. (Class A)           1,535          30,700
+ FPIC Insurance Group, Inc.                    1,530          25,532
+ FSI International, Inc.                       3,498          40,227
  FactSet Research Systems Inc.                 1,209          96,267
  Fair, Isaac and Company, Incorporated         1,648          87,344
+ Fairfield Communities, Inc.                   4,972          53,449
+ Family Golf Centers, Inc.                     1,677           2,358
  Farmers Capital Bank Corporation              1,382          41,633
  Federal Realty Investment Trust               3,852          72,466
  Federal Signal Corporation                    4,542          72,956
  Ferro Corporation                             3,526          77,572
  Fidelity National Financial, Inc.             2,675          38,453
+ FileNET Corporation                           3,921          99,985
  The First American Financial Corporation      5,630          70,023
  First Charter Corporation                     2,310          34,361
  First Citizens BancShares, Inc. (Class A)       800          55,800
  First Commerce BancShares, Inc. (Class B)     1,457          28,685
  First Commonwealth Financial Corporation      7,046          84,552
  First Financial Bancorp                       3,605          77,057
  First Financial Bankshares, Inc.              1,605          49,354
+ First Health Group Corp.                      5,245         140,959
  First Industrial Realty Trust, Inc.           3,048          83,629
  First Merchants Corporation                   2,020          53,025
  First Midwest Bancorp, Inc.                   3,496          92,644
+ First Republic Bank                           1,443          33,910
  First Sentinel Bancorp Inc.                   5,876          45,906
+ First Sierra Financial, Inc.                  2,158          36,956
  First United Bancshares, Inc.                 2,956          39,536
  First Washington Bancorp, Inc.                2,265          33,409
  Firstbank Corp.                               2,317          48,078
+ FirstFed Financial Corp.                      2,909          40,908
+ Fisher Scientific International Inc.          2,900         104,762
+ FlashNet Communications, Inc.                 1,461           9,040
  Fleetwood Enterprises, Inc.                   3,043          62,762
  Fleming Companies, Inc.                       4,374          44,833
  Florida East Coast Industries, Inc.           3,166         132,180
  Florida Rock Industries, Inc.                 1,965          67,670
  Flowserve Corporation                         3,869          65,773
+ Footstar, Inc.                                2,499          76,219
  Foremost Corporation of America               2,003          56,835
  Forest City Enterprises, Inc. (Class A)         900          25,200
+ Forest Oil Corporation                        4,009          52,869
+ Fossil, Inc.                                  1,707          39,474
  Foster Wheeler Corporation                    4,129          36,645
+ Franklin Covey Co.                            3,230          24,225
  Franklin Electric Co., Inc.                     669          46,955
  Freedom Securities Corporation                2,355          26,494
+ Friedman, Billings, Ramsey Group, Inc.
  (Class A)                                     3,286          25,877
+ Fritz Companies, Inc.                         2,954          31,017
  Frontier Financial Corporation                1,984          39,680
  Frontier Insurance Group, Inc.                3,392          11,660
+ Furniture Brands International, Inc.          5,266         115,852
  G & K Services, Inc. (Class A)                2,036          65,915
  GBC Bancorp                                   2,001          38,644
+ GC Companies, Inc.                              900          23,287
+ GTECH Holdings Corporation                    3,894          85,668


                                    14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

  Gables Residential Trust                      2,531          60,744
+ Gaylord Container Corporation (Class A)       7,089          48,294
  Gaylord Entertainment Company                 1,872          56,043
+ Geltex Pharmaceuticals, Inc.                  1,960          25,112
  GenCorp Inc.                                  3,387          33,447
  General Cable Corporation                     3,522          26,635
  General Electric Company                        401          62,055
+ Genesco Inc.                                  3,404          44,252
+ GenRad, Inc.                                  3,262          52,600
  Gentek, Inc.                                  2,663          27,795
  The Geon Company                              2,166          70,395
  Georgia Gulf Corporation                      3,382         102,940
  Gerber Scientific, Inc.                       2,509          55,041
+ Getty Images, Inc.                            2,914         142,422
+ Gilead Sciences, Inc.                         4,868         263,481
+ Glenayre Technologies, Inc.                   2,100          23,756
  Glenborough Realty Trust Incorporated         3,250          43,469
  Glimcher Realty Trust                         3,148          40,530
+ Global Industrial Technologies, Inc.          3,900          50,212
+ Global Industries, Ltd.                       6,209          53,553
+ Go2Net, Inc.                                  2,167         188,529
  Golf Trust of America, Inc.                   1,761          29,827
  Graco Inc.                                    1,629          58,440
+ The Grand Union Company                       3,988          40,378
  Granite Construction Incorporated             1,904          35,105
  Gray Communications Systems, Inc.             2,550          45,103
  The Great Atlantic & Pacific Tea
  Company, Inc.                                 1,755          48,921
  Great Lakes REIT, Inc.                        3,202          46,029
+ Great Plains Software, Inc.                   1,225          91,569
  Greater Bay Bancorp                           1,795          76,961
+ Greif Bros. Corporation (Class A)             2,428          72,233
+ Griffon Corporation                           4,762          37,203
+ Group 1 Automotive, Inc.                      2,216          30,885
+ Group Maintenance America Corp.               3,919          41,884
+ Guilford Pharmaceuticals Inc.                 2,681          45,577
+ Guitar Center, Inc.                           2,798          28,155
+ The Gymboree Corporation                      3,835          21,572
  H.B. Fuller Company                           1,355          75,795
+ HA-LO Industries, Inc.                        3,800          28,500
+ HNC Software Inc.                             2,707         286,265
+ HS Resources, Inc.                            3,033          52,319
  HSB Group, Inc.                               3,056         103,331
+ Hadco Corporation                             1,555          79,305
+ Haemonetics Corporation                       3,180          75,724
+ The Hain Food Group, Inc.                     1,842          41,215
  Hancock Holding Company                       1,202          46,577
+ Handleman Company                             4,804          64,253
+ Hanger Orthopedic Group, Inc.                 2,768          27,680
+ Hanover Compressor Company                    3,168         119,592
+ Harbinger Corporation                         4,598         146,274
  Harleysville National Corporation               454          14,755
  Harman International Industries,
  Incorporated                                  1,863         104,561
+ Harmonic Inc.                                 2,846         270,192
  Harsco Corporation                            3,606         114,490
  Haverty Furniture Companies, Inc.             2,693          33,999
  Hawaiian Electric Industries, Inc.            2,671          77,125
+ Hayes Lemmerz International, Inc.             1,990          34,701
  Health Care Property Investors, Inc.          5,123         122,312
  Health Care REIT, Inc.                        3,130          47,341
  Healthcare Realty Trust, Inc.                 4,024          62,875
+ Healtheon Corporation                           995          37,312
+ Heidrick & Struggles International, Inc.      2,065          87,246
  Helix Technology Corporation                  2,707         121,307
  Helmerich & Payne, Inc.                       4,542          99,072
+ Hemispherx Biopharma, Inc.                    3,792          37,683
+ Henry Schein, Inc.                            2,613          34,786
+ Hexcel Corporation                            2,558          14,229
+ hi/fn, inc.                                     688          26,617
  Hilb, Rogal and Hamilton Company              2,082          58,816
+ Hollywood Entertainment Corporation           3,723          53,983
+ Hollywood Park, Inc.                          2,879          64,598
  Home Properties of New York, Inc.             2,208          60,582
  Hooper Holmes, Inc.                           3,446          88,734
  Horace Mann Educators Corporation             3,916          76,851
  Hospitality Properties Trust                  4,290          81,778
  Hudson United Bancorp                         3,582          91,565
  Hughes Supply, Inc.                           2,229          48,063
+ Human Genome Sciences, Inc.                   2,443         372,863
  Hussmann International, Inc.                  5,316          80,072
+ Hutchinson Technology Incorporated            2,798          59,457
+ Hyperion Solutions Corporation                3,479         151,336
+ ICG Communications, Inc.                      5,291          98,876
  IDAcorp Inc.                                  2,966          79,526
+ IDEC Pharmaceuticals Corporation              4,390         431,317
  IDEX Corporation                              2,995          90,973
+ IDEXX Laboratories, Inc.                      4,262          68,725
+ IDT Corporation                               2,329          43,960
+ IDX Systems Corporation                       1,658          51,813
+ IGEN International, Inc.                      1,344          39,984
+ IHOP Corp.                                    2,670          44,556
  IMCO Recycling Inc.                           2,643          33,368
+ IPC Communications, Inc.                        994          70,574
  IRT Property Company                          6,421          50,164
+ ISS Group, Inc.                               2,661         189,264
+ The IT Group, Inc.                            3,271          30,052
+ ITC(delta) DeltaCom, Inc.                     4,719         130,362
+ ITT Educational Services, Inc.                1,893          29,223
+ IVEX Packaging Corporation                    2,877          28,770
+ Identix Incorporated                          3,624          32,843
+ Imation Corp.                                 4,406         147,876
+ Imclone Systems                               2,862         113,407
+ Imperial Bancorp                              3,845          92,761
  Imperial Credit Commercial Mortgage
  Investment Corp.                              5,097          57,978
+ Imperial Credit Industries, Inc.              3,755          23,469
+ In Focus Systems, Inc.                        2,912          67,522
+ InaCom Corp.                                  4,900          35,831
+ Incyte Pharmaceuticals, Inc.                  2,738         164,280
  Independence Community Bank Corp.             7,306          91,325
  Independent Bank Corp.                        3,100          38,750
  Indiana Energy, Inc.                          2,550          45,263
  IndyMac Mortgage Holdings, Inc.               7,964         101,541
+ InfoCure Corporation                          3,208         100,050
+ Informatica Corporation                         979         104,141
+ Information Resources, Inc.                   4,393          40,635
+ Informix Corporation                         14,900         169,488
+ infoUSA Inc.                                  3,973          55,374
+ Inhale Therapeutic Systems                    1,883          80,145
  Innkeepers USA Trust                          5,180          42,411
+ Insight Enterprises, Inc.                     2,514         102,131
+ Insignia Financial Group, Inc.                2,950          25,628
+ Insituform Technologies, Inc. (Class A)       3,500          98,875
+ Integrated Device Technology, Inc.            8,785         254,765
+ Integrated Electrical Services, Inc.          3,396          34,172
+ Integrated Health Services, Inc.              3,900             351
+ Integrated Systems                            2,745          92,129
+ InterDigital Communications Corporation       2,000         150,000
+ Intergraph Corp.                              5,509          25,823
+ Interim Services                              6,512         161,172
+ Intermedia Communications Inc.                5,114         198,487
  International Bancshares Corporation          1,381          61,109
+ International Home Foods, Inc.                2,592          45,036
  International Multifoods                      2,465          32,661
+ International Rectifier Corp.                 5,690         147,940
  Inter-Tel Inc.                                2,441          61,025
+ InterVoice, Inc.                              3,722          86,537
+ InterVu Inc.                                  1,119         117,495
  Interwest Bancorp Inc.                        2,153          41,445
  Invacare Corp.                                2,901          58,201
  Investors Financial Services                  1,815          83,490
+ Iomega Corporation                            5,400          18,225
+ Ionics, Inc.                                  1,959          55,097
+ Iron Mountain Incorporated                    2,811         110,507
+ Isis Pharmaceuticals                          3,961          24,756
+ iTurf Inc. (Class A)                          1,381          17,176
+ iVillage Inc.                                 1,589          32,177
  J.B. Hunt Transport Services, Inc.            2,687          37,198
  The J. M. Smucker Company (Class A)           2,862          55,809
+ JDA Software Group, Inc.                      3,210          52,564
  JDN Realty Corporation                        3,656          58,953
  JLG Industries, Inc.                          5,109          81,425
  JSB Financial, Inc.                             933          48,399
  Jack Henry & Associates, Inc.                 1,710          91,806
+ Jack in the Box Inc.                          4,657          96,342
+ Jacobs Engineering Group Inc.                 2,517          81,803
  Jefferies Group, Inc.                         2,485          54,670
+ Jo-Ann Stores Inc.                            2,528          28,440
  John H. Harland Company                       4,080          74,715
  The John Nuveen Company (Class A)             1,241          44,754
+ Jones Lang Lasalle Inc.                       1,181          14,024
  Jones Pharmaceuticals, Inc.                   3,963         171,895
  Jostens, Inc.                                 4,251         103,352
+ Journal Register Co.                          5,138          79,318
+ Just for Feet, Inc.                           2,520           1,575
  Kaman Corp. (Class A)                         4,080          52,530
  Kaufman and Broad Home Corporation            4,538         109,763
  Kaydon Corp.                                  3,320          89,018
  Kellwood Co.                                  3,253          63,230
  Kelly's Services, Inc. (Class A)              2,021          50,778
+ Kemet Corp.                                   4,039         182,007
  Kennametal Inc.                               2,814          94,621
+ Kent Electronics Corporation                  3,181          72,368
+ Key Energy Services, Inc.                     6,492          33,677
  Kilroy Realty Corporation                     3,097          68,134
  Kimball International (Class B)               4,385          72,353
+ King Pharmaceuticals, Inc.                    2,511         140,773
+ Kirby Corporation                             2,582          52,931
  Koger Equity, Inc.                            3,351          56,548
+ Komag, Incorporated                           3,000           9,375
+ Kopin Corporation                             3,052         128,184


                                    16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

+ Korn/Ferry International                      2,992       $ 108,834
+ Kronos, Inc.                                  1,573          94,380
+ Kulicke and Soffa Industries                  2,581         109,854
+ Kv Pharmaceutical Co. (Class B)               1,995          42,768
  The L.S. Starrett Company (Class A)           1,479          33,185
+ LAM Research Corp.                            4,111         458,633
  LNR Property Corp.                            3,143          62,467
  LTC Properties                                4,666          39,369
  The LTV Corporation                          10,989          45,330
+ LTX Corporation                               4,357          97,488
  La-Z-Boy Inc.                                 5,766          96,941
+ Labor Ready, Inc.                             4,508          54,660
  Laclede Gas Company                           2,464          53,284
  Lance, Inc.                                   3,045          30,450
  LandAmerica Financial Group, Inc.             1,629          29,933
  Landauer, Inc.                                1,529          33,447
+ Landry's Seafood Restaurants                  3,699          32,135
+ Land's End, Inc.                              1,565          54,384
+ Landstar System, Inc.                         1,507          64,518
+ Laser Vision Centers, Inc.                    2,974          31,413
+ Lason, Inc.                                   1,738          19,118
+ Lattice Semiconductor Corporation             4,612         217,341
+ Leap Wireless International, Inc.             2,585         202,923
  Lee Enterprises, Incorporated                 4,440         141,803
  Lennar Corporation                            4,484          72,865
  Leucadia National Corporation                 3,668          84,823
  Lexington Corporate Properties Trust          4,429          40,691
  Libbey, Inc.                                  1,727          49,651
  The Liberty Corporation                       1,610          67,922
  Liberty Financial Companies, Inc.             1,038          23,809
+ LifePoint Hospitals, Inc.                     3,970          46,896
+ Ligand Pharmaceuticals Incorporated
  (Class B)                                     5,494          70,735
  Lilly Industries, Inc. (Class A)              3,497          46,991
  Lincoln Electric Holdings, Inc.               3,505          72,072
  Lindsay Manufacturing Co.                     2,332          42,559
+ The Liposome Company, Inc.                    4,373          53,364
+ Littelfuse Inc.                               2,518          61,101
+ Local Financial Corp.                         4,272          44,055
+ Lone Star Steakhouse & Saloon, Inc.           4,505          40,193
+ Lone Star Technology                          3,260          90,873
  Longview Fibre Company                        5,534          78,860
+ Louis Dreyfus Natural Gas Corp.               2,173          39,386
  Luby's Cafeterias Inc.                        3,089          35,137
+ Lydall, Inc.                                  2,591          17,165
  M.A. Hanna Company                            4,963          54,283
  MAF Bancorp, Inc.                             2,390          50,041
+ MAPICS INC.                                   2,999          37,862
+ MAXIMUS, Inc.                                 1,416          48,056
  MDC Holdings, Inc.                            2,600          40,788
  MDU Resources Group                           4,533          90,660
+ MEMC Electronic Materials, Inc.               3,816          46,746
+ MGC Communications, Inc.                      2,103         106,727
  MGI Properties, Inc.                          3,754          19,709
+ MIPS Technologies, Inc. (Class A)             1,394          72,488
+ MMC Networks, Inc.                            3,409         117,184
  MMI Companies, Inc.                           2,796          24,116
  The MONY Group Inc.                           4,493         131,139
+ MRV Communications, Inc.                      2,914         183,218
+ MSC Industrial Direct Co., Inc. (Class A)     3,307          43,818
+ MTI Technology Corporation                    3,358         123,826
  MacDermid, Inc.                               1,718          70,545
  Macerich Company                              3,300          68,681
+ Macrovision Corporation                       1,712         125,832
  Madison Gas & Electric Co.                    2,423          48,763
+ Magnetek, Inc.                                3,812          29,305
+ Mail-Well, Inc.                               4,195          56,633
  The Manitowoc Co., Inc.                       2,989         101,626
  Manu Home Communications                      2,900          70,506
+ Manugistics Group, Inc.                       2,627          84,885
  Marcus Corporation                            3,801          51,076
+ Marine Drilling Co., Inc.                     5,861         131,506
  Mark IV                                       4,873          86,191
+ Markel Corporation                              340          52,700
  MascoTech, Inc.                               3,956          50,192
+ MasTec, Inc.                                  2,287         101,772
+ Mastech Corp.                                 3,958          97,961
  Mathews International Corp. (Class A)         2,188          60,170
+ Maxtor Corporation                            4,841          35,097
+ Medical Assurance, Inc.                       2,976          63,054
+ Medicis Pharmaceutical (Class A)              3,186         135,604
+ MedQuist Inc.                                 3,903         100,746
  Medtris Companies Inc.                        4,132         147,461
+ MemberWorks Incorporated                      1,603          53,099
+ The Men's Warehouse, Inc.                     3,129          91,914
+ Mentor Corporation                            2,300          59,369
  Mentor Graphics Corporation                   7,750         102,203
  Merchants New York Bancorp, Inc.              3,236          55,417
+ Mercury Interactive Corp.                     4,034         435,420
  Meristar Hospitality Corp.                    5,473          87,568
+ MessageMedia, Inc.                            3,256          45,788
+ Metamor Worldwide, Inc.                       3,723         108,432
  Methode Electronics                           3,986         128,050
+ Metricom, Inc.                                1,000          78,625
+ Metromedia International Group, Inc.          6,688          31,768
+ Mettler-Toledo International                  4,035         154,087
  Michael Foods, Inc.                           1,818          44,768
+ Michaels Stores, Inc.                         2,867          81,710
+ Micrel, Inc.                                  3,016         171,724
+ Micro Warehouse, Inc.                         4,192          77,552
+ Micromuse, Inc.                               1,248         212,160
+ Micron Electronics, Inc.                      4,210          46,836
+ Micros Systems, Inc.                          2,000         148,000
+ MicroStrategy Incorporated                    4,192         880,320
+ Mid Atlantic Medical Services, Inc.           5,747          47,772
  Mid-America Apartment Communities, Inc.       2,240          50,680
  Midas Group, Inc.                             2,585          56,547
  Mid-State Bancshares                          1,553          49,502
+ Midway Games Inc.                             3,567          85,385
+ Midwest Express Holdings                      1,731          55,176
  Milacron Inc.                                 3,648          56,088
+ Millennium Pharmaceuticals, Inc.              3,874         472,628
  Mills Corp.                                   2,400          42,900
  Minerals Technologies, Inc.                   1,913          76,640
  Mississippi Chemical                          4,017          24,855
  Mitchell Energy & Development Corp.
  (Class A)                                     2,897          63,915
  Modine Manufacturing Co.                      2,564          64,100
+ Molecular Devices Corporation                 1,420          73,840
+ Monaco Coach Corporation                      2,266          57,925
+ Moog Inc. (Class A)                             316           8,532
  Morgan Keenan, Inc.                           3,309          55,633
+ Mpath Interactive, Inc.                       1,740          46,328
+ Mueller Industries, Inc.                      3,806         137,968
+ Multex.com Inc.                               1,522          57,265
+ Musicland Stores Corporation                  3,835          32,358
  Myers Industries, Inc.                        2,061          32,461
  NACCO Industries, Inc. (Class A)                778          43,228
+ NBC Internet, Inc. (Class A)                  1,022          78,950
+ NBTY Inc.                                     6,301          72,855
+ NCI Building Systems, Inc.                    2,420          44,770
+ NCO Group, Inc.                               1,207          36,361
+ NFO Worldwide, Inc.                           2,740          61,308
  NL Industries, Inc.                           2,815          42,401
  NSTAR                                           799          32,360
  NUI Corporation                               1,978          52,170
+ NVIDIA Corporation                            1,889          88,665
+ NVR, Inc.                                     1,275          60,881
+ Nabors Industries, Inc.                           1              26
  National Bancorp of Alaska, Inc.              1,186          33,282
  National City Bancshares, Inc.                1,229          30,879
  National Computer Systems, Inc.               3,502         131,763
+ National Discount Brokers Group, Inc.         1,312          34,604
+ National Equipment Services, Inc.             3,567          22,294
  National Health Investors, Inc.               2,797          41,605
+ National Instruments Corporation              2,807         107,368
  National Penn Bancshares, Inc.                2,592          65,124
+ National RV Holding, Inc.                     1,501          28,894
  National Steel Corp.                          3,721          27,675
+ National-Oilwell, Inc.                        5,169          81,089
  Nationwide Health Properties, Inc.            5,075          69,781
  Natures Sunshine Products, Inc.               2,717          21,736
+ Nautica Enterprises, Inc.                     4,069          46,031
+ Navigant Consulting, Inc.                     4,061          44,163
+ Net.B@nk, Inc.                                2,450          45,784
+ Network Equipment Technologies, Inc.          3,086          36,453
+ Network Peripherals Inc.                      1,000          47,250
  New England Business Services, Inc.           2,100          51,319
  New Jersey Resources Corporation              1,411          55,117
+ Newfield Exploration Company                  3,862         103,309
+ Newpark Resources, Inc.                       7,549          46,238
  Newport News Shipbuilding Inc.                3,500          96,250
  Nordson Corporation                           1,549          74,739
  Northwest Natural Gas Company                 2,170          47,604
  Northwestern Corporation                      2,388          52,536
+ Novoste Corporation                           1,832          30,228
+ Nuevo Energy Company                          2,214          41,513
+ OEA, Inc.                                     1,697           8,273
  OM Group, Inc.                                2,293          78,965
  OMEGA Healthcare Investors, Inc.              2,710          34,383
  ONEOK, Inc.                                   3,052          76,682
+ Oak Industries Inc.                           2,127         225,728
+ Oceaneering International, Inc.               2,627          39,241
  OceanFirst Financial Corp.                    2,625          45,445
+ OfficeMax, Inc.                               6,038          33,209
+ Offshore Logistics, Inc.                      2,882          27,019
  Ohio Casualty Corporation                     4,924          79,092
  Olin Corporation                              4,151          82,242
  Olsten Corporation                            7,606          86,043
  Omega Financial Corporation                   1,697          49,213
+ Omnipoint Corporation                         3,424         413,020
  Omnova Solutions Inc.                         3,387          26,249


                                    18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

+ On Assignment, Inc.                           1,988        $ 59,392
  One Valley Bancorp, Inc.                      3,421         104,768
  Oneida Ltd.                                   1,849          40,216
+ OneMain.com, Inc.                             2,299          34,485
+ Open Market, Inc.                             3,406         153,696
  Optical Coating Laboratory, Inc.              1,336         395,456
+ Orbital Sciences Corporation                  3,979          73,860
  Oregon Steel Mills, Inc.                      3,793          30,107
+ O'Reilly Automotive, Inc.                     3,850          82,775
+ Organogenesis Inc.                            3,881          33,716
  Oriental Financial Group Inc.                 1,880          41,478
+ Orthodontic Centers of America, Inc.          4,499          53,707
  OshKosh B'Gosh, Inc. (Class A)                2,546          53,625
  Oshkosh Truck Corporation                     1,531          44,877
+ Osteotech, Inc.                               1,950          26,081
  Otter Tail Power Company                      1,411          52,913
  Overseas Shipholding Group, Inc.              3,685          54,584
  Owens & Minor, Inc.                           3,990          35,661
  P.H. Glatfelter Company                       2,854          41,561
+ PAREXEL International Corporation             3,113          36,772
+ P-Com, Inc.                                   6,600          58,369
+ PETCO Animal Supplies, Inc.                   2,000          29,750
+ PETsMART, Inc.                                2,200          12,650
  PFF Bancorp, Inc.                             2,124          41,153
+ PICO Holdings, Inc.                           2,100          25,856
+ PLX Technology, Inc.                          1,598          30,262
  PMA Capital Corporation (Class A)             2,841          56,465
+ PRI Automation, Inc.                          2,085         139,956
  PS Business Parks, Inc.                       3,119          70,957
+ PSINet Inc.                                     606          37,442
  Pacific Capital Bancorp                       2,505          77,029
+ Pacific Gateway Exchange, Inc.                1,766          30,132
  Pacific Gulf Properties, Inc.                 2,453          49,673
+ Pacific Sunwear of California, Inc.           3,367         108,375
+ PairGain Technologies, Inc.                   7,466         105,924
+ Palm Harbor Homes, Inc.                       2,266          40,788
+ Papa John's International, Inc.               2,337          60,908
  Park Electrochemical Corp.                    1,340          35,594
  Park National Corporation                       672          64,512
+ Parker Drilling Company                       1,651           5,263
  Parkway Properties, Inc.                      1,516          43,680
+ PathoGenesis Corporation                      2,037          43,668
+ Patterson Dental Company                      2,580         109,973
+ Patterson Energy, Inc.                        3,879          50,427
+ Paxar Corporation                             5,235          44,170
+ Paxson Communications Corporation             3,627          43,297
+ Pegasus Communications Corporation            1,463         140,448
+ Pegasus Systems, Inc.                         1,672         100,843
+ Pegasystems Inc.                              3,916          44,055
  Pennzoil-Quaker State Company                 7,778          79,238
  Penton Media, Inc.                            2,446          58,704
+ PeopleSoft, Inc.                              3,058          65,179
  The Pep Boys-Manny, Moe & Jack                4,983          45,470
+ Peregrine Systems, Inc.                       2,905         240,026
+ Performance Food Group Company                1,781          43,412
  PerkinElmer, Inc.                             4,521         188,469
+ Perrigo Company                               6,686          53,488
+ Personnel Group of America, Inc.              4,166          42,181
+ Pervasive Software Inc.                       2,102          35,603
+ Pharmaceutical Product Development, Inc.      2,274          27,004
+ Pharmacyclics, Inc.                           1,570          64,763
  Philadelphia Suburban Corporation             3,228          66,779
  Phillips-Van Heusen Corporation               4,169          34,655
  Phoenix Investment Partners, Ltd.             6,142          49,904
+ Phoenix Technologies Ltd.                     3,396          53,699
+ Photronics, Inc.                              2,355          67,412
+ PictureTel Corporation                        5,713          24,637
  Piedmont Natural Gas Company, Inc.            2,481          75,050
  Pier 1 Imports, Inc.                         10,759          68,589
+ Pinnacle Holdings Inc.                        2,769         117,336
+ Pinnacle Systems, Inc.                        2,134          86,827
+ The Pioneer Group, Inc.                       3,138          49,424
+ Pioneer Natural Resources Company            10,476          93,629
  Pioneer-Standard Electronics, Inc.            3,564          51,455
  Pittson BAX Group                             3,506          37,251
  Pittston Brink's Group                        4,044          88,968
  Pittway Corporation                           1,200          54,075
+ Plantronics, Inc.                             1,869         133,750
+ Playboy Enterprises, Inc.                     2,442          59,371
+ Playtex Products, Inc.                        3,129          48,108
+ Plexus Corporation                            1,883          82,852
  Pogo Producing Company                        4,369          89,565
  Polaris Industries, Inc.                      2,646          95,918
  Polaroid Corporation                          4,584          86,237
+ Policy Management Systems Corporation         3,748          95,808
+ Polycom, Inc.                                 2,416         153,869
  Polymer Group, Inc.                           3,898          71,139
  Potlatch Corporation                          2,047          91,347
+ Power Integrations, Inc.                      2,526         121,090
+ Powertel, Inc.                                2,795         280,548
+ Powerwave Technologies, Inc.                  1,652          96,436
  Precision Castparts Corp.                     2,299          60,349
  Premier Bancshares, Inc.                      3,138          42,755
+ Premiere Technologies, Inc.                   4,400          30,800
  Prentiss Properties Trust                     3,973          83,433
+ Pre-Paid Legal Services, Inc.                 2,460          59,040
  Presidential Life Corporation                 2,845          52,277
+ Preview Travel, Inc.                          1,646          85,798
+ Price Communications Corporation              5,314         147,796
+ Pride International, Inc.                     5,835          85,337
+ Primark Corporation                           2,460          68,419
+ Prime Hospitality Corp.                       5,971          52,619
  Prime Retail, Inc.                            5,550          31,219
  Primex Technologies, Inc.                     2,000          41,500
+ Primus Telecommunications Group,
  Incorporated                                  2,722         104,117
+ Priority Healthcare Corporation (Class B)       598          17,305
+ ProBusiness Services, Inc.                    1,726          62,136
+ The Profit Recovery Group International,
  Inc.                                          3,451          91,667
+ Progress Software Corporation                 2,359         133,873
+ Protein Design Labs, Inc.                     2,150         150,500
  Provident Bancshares Corporation              3,430          59,382
+ Proxicom, Inc.                                1,138         141,468
+ Proxim, Inc.                                  1,337         147,070
+ ProxyMed, Inc.                                2,579          25,145
  Public Service Company of New Mexico          4,040          65,650
  Public Service Company of North Carolina,
  Incorporated                                  2,664          86,081
  Pulte Corporation                             2,808          63,180
+ QRS Corporation                               1,294         134,980
+ QuadraMed Corporation                         3,070          26,767
  Quanex Corporation                            2,386          60,843
+ Quanta Services, Inc.                         3,168          89,496
  Quebecor Printing Inc.                        3,866          86,019
  Queens County Bancorp Inc.                    2,250          61,031
+ Quest Diagnostics Incorporated                3,177          97,097
+ Quiksilver, Inc.                              2,704          41,912
+ Quorum Health Group, Inc.                     7,660          71,334
  R.H. Donnelley Corporation                    3,878          73,197
+ REMEC, Inc.                                   2,697          68,774
  RFS Hotel Investors, Inc.                     3,725          38,880
  RGS Energy Group Inc.                         3,576          73,532
  RLI Corp.                                     1,169          39,746
+ RSA Security Inc.                             4,058         314,495
  Radian Group Inc.                             3,402         162,446
+ Ralcorp Holdings, Inc.                        3,398          67,748
+ Rare Medium Group, Inc.                       4,356         148,649
  Raymond James Financial, Inc.                 4,206          78,600
  Rayonier Inc.                                 2,423         117,061
+ Rayovac Corporation                           3,149          59,437
  Realty Income Corporation                     2,862          59,029
  Reckson Associates Realty Corporation         4,383          89,852
  Reckson Associates Realty Corporation           555          12,626
+ Reebok International Ltd.                     5,343          43,746
  Regal-Beloit Corporation                      2,725          56,203
  Regency Realty Corporation                    3,000          60,000
+ Regeneron Pharmaceuticals, Inc.               3,122          39,806
  Regis Corporation                             3,402          64,213
  Reliance Bancorp, Inc.                        1,400          48,300
  Reliance Group Holdings, Inc.                 4,985          33,337
  Reliance Steel & Aluminum Co.                 2,332          54,656
+ Remedy Corporation                            2,738         129,713
+ Renaissance Worldwide, Inc.                   2,700          19,913
+ Renal Care Group, Inc.                        4,827         112,831
+ Rent A Center Inc.                            2,145          42,498
+ Rent-Way, Inc.                                2,347          43,860
  Republic Bancorp Inc.                         6,443          78,222
  Republic Security Financial Corporation       6,601          47,238
+ Res-Care, Inc.                                2,171          27,680
+ ResMed Inc.                                   1,752          73,146
  Resource America, Inc. (Class A)              2,830          22,286
+ Respironics, Inc.                             3,843          30,624
+ Rexall Sundown, Inc.                          3,646          37,599
  Richmond County Financial Corp.               3,443          62,189
  Riggs National Corporation                    2,028          26,744
+ Risk Capital Holdings, Inc.                   2,700          34,088
  Rock-Tenn Company (Class A)                   2,594          38,262
+ Rogers Corporation                            1,234          47,201
  Rollins Truck Leasing Corp.                   6,575          78,489
  Rollins, Inc.                                 3,412          51,180
+ Romac International, Inc.                     5,000          67,188
  Roper Industries, Inc.                        3,333         126,029
  Ruby Tuesday, Inc.                            3,721          67,676
  Ruddick Corporation                           3,620          56,110
  Russell Corporation                           3,363          56,330
+ Ryan's Family Steak Houses, Inc.              5,210          44,122
  Ryerson Tull, Inc.                            2,109          40,994
  The Ryland Group, Inc.                        1,904          43,911
  S&T Bancorp, Inc.                             2,698          62,560
+ S1 Corporation                                2,833         221,328
+ S3 Incorporated                               6,248          72,243
+ SAGA Systems, Inc.                            3,872          77,198
+ SCM Microsystems, Inc.                        1,491          95,331


                                    20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

  Master Small Cap Index Series  (continued)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (continued)

  SCPIE Holdings Inc.                           1,494        $ 47,995
+ SEACOR SMIT Inc.                              1,394          72,140
+ SICOR Inc.                                    6,445          49,949
  SIGCORP, Inc.                                 1,927          43,839
+ SIPEX Corporation                             2,323          57,059
  SL Green Realty Corp.                         2,721          59,182
+ SLI, Inc.                                     1,817          24,643
+ SPS Technologies, Inc.                        1,487          47,491
+ SS&C Technologies, Inc.                       2,589          16,829
+ STAR Telecommunications, Inc.                 4,748          37,539
+ STERIS Corporation                            6,981          71,992
+ SVI Holdings, Inc.                            3,722          44,664
+ Sabratek Corporation                            857              69
+ Safeskin Corporation                          4,886          59,243
+ Salton, Inc.                                  1,205          40,292
+ Sanchez Computer Associates, Inc.             1,492          61,452
+ SanDisk Corporation                           2,261         217,621
+ SangStat Medical Corporation                  2,259          67,205
+ Sawtek Inc.                                   2,761         183,779
+ Scholastic Corporation                        1,433          89,115
+ School Specialty, Inc.                        2,655          40,157
  Schweitzer-Manduit International, Inc.        2,157          28,985
+ Scott Technologies, Inc.                      1,954          36,882
+ The Scotts Company (Class A)                  2,087          84,002
  Seacoast Financial Services Corporation       4,129          42,064
+ Security Capital Group Incorporated
  (Class B)                                     3,189          39,863
+ Seitel, Inc.                                  3,016          20,358
  Selective Insurance Group, Inc.               3,313          56,942
+ Semtech Corporation                           3,336         173,889
+ Sensormatic Electronics Corporation           7,452         129,944
+ Sequa Corporation (Class A)                   1,124          60,626
+ Serologicals Corporation                      2,969          17,814
+ Shire Pharmaceuticals Group PLC (ADR)(a)      2,814          81,949
+ ShopKo Stores, Inc.                           3,181          73,163
+ Shorewood Packaging Corporation               2,741          51,908
  Shurgard Storage Centers, Inc. (Class A)      2,636          61,122
+ Sierra Health Services, Inc.                  3,209          21,460
  Sierra Pacific Resources                      1,871          32,392
+ Silgan Holdings Inc.                          1,554          20,785
+ Silicon Valley Bancshares                     2,332         115,434
+ Silicon Valley Group, Inc.                      690          12,248
+ Siliconix Incorporated                          370          48,655
  Simmons First National Corporation
  (Class A)                                       515          12,875
  Simpson Industries, Inc.                      3,444          38,745
+ Simpson Manufacturing Co., Inc.               1,093          47,819
+ Sinclair Broadcast Group, Inc. (Class A)      2,821          34,425
+ Sirius Satellite Radio Inc.                   1,796          79,922
  Sky Financial Group, Inc.                     6,491         130,631
  Skyline Corporation                           1,525          35,838
  SkyWest, Inc.                                 2,479          69,412
+ Smithfield Foods, Inc.                        4,991         119,784
+ SoftNet Systems, Inc.                         2,042          51,305
+ Sola International Inc.                       2,724          37,796
+ Solectron Corporation                         1,547         147,158
+ Sonic Corp.                                   2,342          66,747
  South Jersey Industries, Inc.                 1,486          42,258
  Southern Peru Limited                         4,359          67,292
+ Southern Union Company                        4,992          95,472
+ Southwest Bancorporation of Texas, Inc.       3,841          76,100
  Southwest Gas Corporation                     2,621          60,283
  Southwest Securities Group, Inc.              1,379          37,750
  Southwestern Energy Company                   4,019          26,375
  Sovran Self Storage, Inc.                     2,108          39,920
  Spartech Corporation                          1,780          57,405
+ SpeedFam-IPEC, Inc.                           3,217          41,620
+ SportsLine USA, Inc.                          1,932          96,842
  Springs Industries, Inc. (Class A)            1,325          52,917
+ Spyglass, Inc.                                2,105          79,826
  St. Mary Land & Exploration Company           1,541          38,140
+ Staff Leasing, Inc.                           2,522          23,959
  Standard Pacific Corp.                        3,562          39,182
  The Standard Register Company                 1,163          22,533
  Starwood Financial Inc.                       1,026          17,378
  Staten Island Bancorp, Inc.                   4,835          87,030
+ Station Casinos, Inc.                         2,896          64,979
+ Steel Dynamics, Inc.                          4,782          76,213
+ Steinway Musical Instruments, Inc.            1,565          31,691
  Sterling Bancshares, Inc.                     4,646          51,977
  Stewart & Stevenson Services, Inc.            3,307          39,167
+ Stillwater Mining Company                     4,334         138,146
  Stone & Webster, Incorporated                 1,200          20,175
+ Stone Energy Corporation                      1,769          63,021
  Storage USA, Inc.                             2,662          80,526
  The Stride Rite Corporation                   5,850          38,025
  Sturm, Ruger & Company, Inc.                  3,060          27,158
+ Suiza Foods Corporation                       3,483         138,014
  Summit Properties Inc.                        2,587          46,243
+ Summit Technology, Inc.                       5,034          58,835
  Sun Communities, Inc.                         1,962          63,152
+ Sunbeam Corporation                           9,898          41,448
+ Sunglass Hut International, Inc.              5,371          60,424
+ Sunrise Assisted Living, Inc.                 2,070          28,463
+ Sunrise Medical Inc.                          3,953          24,459
+ Sunrise Technologies International, Inc.      3,600          42,525
+ Sunterra Corporation                          4,120          47,380
  Superior Industries International, Inc.       2,449          65,664
+ Superior National Insurance Group, Inc.       2,558          19,345
+ Superior Trust Inc. (Preferred)                 252           8,442
  Susquehanna Bancshares, Inc.                  4,625          73,422
+ Swift Energy Company                          2,700          31,050
+ Swift Transportation Co., Inc.                4,419          77,885
+ Sybase, Inc.                                  9,166         155,822
+ Sykes Enterprises, Incorporated               2,526         110,828
+ Syncor International Corporation              1,275          37,134
+ Syntroleum Corporation                        3,953          31,871
+ Systemax Inc.                                 4,437          37,715
+ Systems & Computer Technology
  Corporation                                   3,837          62,351
+ TALK.com, Inc.                                4,499          79,857
+ THQ Inc.                                      2,238          51,894
  TJ International, Inc.                        2,165          90,659
  TNP Enterprises, Inc.                         1,408          58,080
+ TSI International Software Ltd.               1,741          98,584
  The Talbots, Inc.                             1,522          67,919
  Taubman Centers, Inc.                         3,769          40,517
+ Techne Corporation                            2,813         154,891
  Technitrol, Inc.                              1,947          86,642
+ Technology Solutions Company                  4,932         161,523
+ Tekelec                                       3,248          73,080
  Tektronix, Inc.                               4,630         179,991
+ Telebanc Financial Corporation                3,600          93,150
+ TeleTech Holdings, Inc.                       2,886          97,267
  Tennant Company                               1,404          45,981
+ Terayon Communication Systems, Inc.           1,605         100,814
+ Terex Corporation                             2,937          81,502
+ Tesoro Petroleum Corporation                  3,682          42,573
+ Tetra Tech, Inc.                              4,290          65,959
  Texas Industries, Inc.                        2,324          98,915
  Texas Regional Bancshares, Inc. (Class A)     2,118          61,422
+ theglobe.com, inc.                            1,820          15,243
+ Theragenics Corporation                       3,246          29,417
+ Thermo Cardiosystems Inc.                     2,160          14,175
  Thomas Industries Inc.                        2,889          59,044
  The Timken Company                            4,656          95,157
+ The Titan Corporation                         4,861         229,075
+ Toll Brothers, Inc.                           3,188          59,377
+ Tom Brown, Inc.                               3,561          47,628
+ The Topps Company, Inc.                       5,781          59,978
  The Toro Company                              1,645          61,379
+ Total Renal Care Holdings, Inc.               8,201          54,844
+ Tower Automotive, Inc.                        4,285          66,150
  Town & Country Trust                          2,764          49,579
+ Trammell Crow Company                         3,139          36,491
+ Trans World Airlines, Inc.                    5,000          14,063
+ Trans World Entertainment Corporation         3,853          40,457
+ Transaction Systems Architects, Inc.
  (Class A)                                     3,418          95,704
+ Transkaryotic Therapies, Inc.                 2,125          81,813
+ TransMontaigne Inc.                           3,580          25,060
+ TranSwitch Corporation                        2,761         200,345
  Tredegar Corporation                          2,293          47,436
  Trenwick Group Inc.                           1,761          29,827
+ Triad Guaranty Inc.                           2,030          46,183
+ Triad Hospitals, Inc.                         3,728          56,386
  Triangle Bancorp, Inc.                        3,891          75,388
+ Triangle Pharmaceuticals, Inc.                3,095          39,655
+ Triarc Companies, Inc.                        2,231          40,995
+ TriQuint Semiconductor, Inc.                  1,644         182,895
+ Trimble Navigation Limited                    3,378          73,049
  Trinity Industries, Inc.                      3,738         106,299
+ Triumph Group, Inc.                           1,513          36,596
  True North Communications Inc.                4,556         203,596
  TrustCo Bank Corp NY                          4,954          65,641
  The Trust Company of New Jersey               2,294          52,475
+ Tuboscope Inc.                                4,701          74,628
  Tupperware Corporation                        5,654          95,765
+ Tut Systems, Inc.                             1,475          79,097
+ Twinlab Corporation                           2,861          22,709
+ Tyler Technologies, Inc.                      6,135          33,743
+ U.S. Franchise Systems, Inc.                  2,136           9,612
+ U.S. Home Corporation                         1,434          36,657
+ UCAR International Inc.                       4,720          84,075
  UGI Corporation                               3,200          65,400
+ UICI                                          4,093          43,232
  UMB Financial Corporation                     1,941          73,273
+ UNOVA, Inc.                                   4,480          58,240
+ URS Corporation                               1,856          40,252
+ US Oncology, Inc.                             7,365          36,365


                                    22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

  Master Small Cap Index Series  (concluded)
--------------------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
================================================================================
COMMON STOCKS  (concluded)

  USBANCORP, Inc.                               2,644        $ 31,067
  USEC Inc.                                     9,171          64,197
  USFreightways Corporation                     2,956         141,519
+ USinternetworking, Inc.                       1,956         136,676
  UST Corp.                                     4,185         132,874
+ Ultratech Stepper, Inc.                       2,910          46,924
+ Unifi, Inc.                                   6,653          81,915
  UniFirst Corporation                          2,319          29,277
  UniSource Energy Corporation                  4,093          45,790
+ Unistar Financial Service Corp.               1,300           1,300
  United Asset Management Corporation           5,012          93,035
  United Bankshares, Inc.                       4,619         110,279
  United Community Financial Corp.              4,128          41,022
  United Dominion Realty Trust, Inc.            9,546          94,267
  The United Illuminating Company               1,723          88,519
  United National Bancorp                         755          16,752
+ United Stationers, Inc.                       3,453          98,626
  United Television, Inc.                         307          42,942
  United Water Resources Inc.                   2,934         100,306
  Universal Corporation                         2,835          64,673
  Universal Foods Corporation                   5,090         103,709
  Urban Shopping Centers, Inc.                  1,308          35,480
+ Vail Resorts, Inc.                            2,995          53,723
  Valero Energy Corporation                     5,111         101,581
  Valmont Industries, Inc.                      2,844          45,682
+ ValueVision International, Inc. (Class A)     3,097         177,497
+ Varco International, Inc.                     6,153          62,684
+ Varian Inc.                                   3,660          82,350
+ Varian Medical Systems, Inc.                  3,074          91,644
+ Varian Semiconductor Equipment
  Associates, Inc.                              3,327         113,118
+ Veeco Instruments Inc.                        1,001          46,859
+ Ventana Medical Systems, Inc.                 1,806          44,924
+ Veritas DGC Inc.                              2,739          38,346
+ Verity, Inc.                                  3,450         146,841
+ Vertex Pharmaceuticals Incorporated           2,870         100,450
+ VerticalNet, Inc.                             3,704         607,456
+ Veterinary Centers of America, Inc.           3,097          39,874
+ Viatel, Inc.                                  1,468          78,722
+ Vical Incorporated                            2,408          72,090
+ Vicor Corporation                             2,196          88,938
  Vintage Petroleum, Inc.                       4,973          59,987
+ Visio Corporation                             2,969         141,028
+ Visual Networks, Inc.                         2,365         187,426
+ Vlasic Foods International Inc.               3,622          20,600
  W.H. Brady Co.                                2,324          78,871
+ W.R. Grace & Co.                              6,716          93,184
  WD-40 Company                                 2,161          47,812
+ WESCO International, Inc.                     3,374          29,944
  W Holding Company, Inc.                       5,070          52,601
  WICOR, Inc.                                   3,280          95,735
+ WMS Industries Inc.                           2,894          37,984
  WPS Resources Corporation                     2,160          54,270
  Wabash National Corporation                   2,828          42,420
  The Wackenhut Corporation (Class A)           2,143          32,011
+ Wackenhut Corrections Corporation             2,155          25,187
  Walden Residential Properties, Inc.           2,962          64,053
  Wallace Computer Services, Inc.               4,059          67,481
  Walter Industries, Inc.                       4,485          48,494
  Washington Federal, Inc.                      4,419          87,275
  Washington Gas Light Company                  4,200         115,500
  Washington Real Estate Investment Trust       3,987          59,805
+ Waste Connections, Inc.                       1,856          26,796
  Watsco, Inc.                                  2,700          31,219
  Watts Industries, Inc. (Class A)              1,996          29,441
  Wausau-Mosinee Paper Corporation              5,436          63,533
+ Wave Systems Corp. (Class A)                  4,380          52,286
+ Wavo Corp.                                    3,842          14,888
+ WebLink Wireless, Inc.                        5,359          83,065
  Webster Financial Corporation                 3,465          81,644
+ WebTrends Corporation                           785          63,585
  Weingarten Realty Investors                   2,104          81,925
  Wellman, Inc.                                 3,730          69,471
+ Wellsford Real Properties Inc.                4,971          42,254
  Werner Enterprises, Inc.                      3,634          51,103
  WesBanco, Inc.                                1,966          51,116
+ Wesley Jessen VisionCare, Inc.                2,099          79,500
  West Coast Bancorp                            2,910          39,285
  West Pharmaceuticial Services, Inc.           1,554          48,077
+ Western Digital Corporation                  10,549          44,174
  Western Properties Trust                      5,022          48,023
  Westfield America, Inc.                       2,278          28,048
  Westinghouse Air Brake Co.                    5,008          88,892
+ Westwood One, Inc.                            3,875         294,500
+ The Wet Seal, Inc. (Class A)                  1,687          20,666
  White Mountains Insurance Group Inc.            474          57,117
  Whitney Holding Corporation                   2,359          87,430
+ Whole Foods Market, Inc.                      2,792         129,479
+ Wild Oats Markets, Inc.                       2,200          48,813
+ Wind River Systems, Inc.                      3,831         140,789
+ Windmere-Durable Holdings, Inc.               2,701          45,917
  Winnebago Industries, Inc.                    2,038          40,887
+ Wisconsin Central Transportation
  Corporation                                   5,497          73,866
+ Wolverine Tube, Inc.                          1,995          28,179
  Wolverine World Wide, Inc.                    5,292          57,881
+ World Access, Inc.                            5,135          98,849
+ WorldGate Communications, Inc.                1,000          47,563
  Worthington Industries, Inc.                  7,598         125,367
  Wynn's International, Inc.                    2,816          39,776
+ XTRA Corporation                              1,600          68,200
+ Xircom, Inc.                                  2,376         178,200
  Yankee Energy System, Inc.                    1,454          63,885
+ Yellow Corporation                            3,325          55,902
+ Young Broadcasting Inc. (Class A)             1,100          56,100
+ Zebra Technologies Corporation (Class A)      2,630         153,855
  Zenith National Insurance Corp.                 797          16,438
+ Ziff-Davis Inc.--ZDNet                        1,782          37,422
+ ZixIt Corporation                             1,775          70,334
  -------------------------------------------------------------------
  Total Common Stocks (Cost -- $83,840,802) -- 82.8%       95,051,790
================================================================================

SHORT-TERM      Face
OBLIGATIONS    Amount                        Issue
=============================================================================================

Commercial    $5,000,000     American Home Products, Inc., 4.50% due 1/03/2000     4,998,750
Paper*         5,000,000     Associates First Capital Corp., 4% due 1/03/2000      4,998,889
               5,000,000     The CIT Group Holdings, Inc., 4.75% due 1/03/2000     4,998,680
               4,288,000     General Motors Acceptance Corp., 5% due 1/03/2000     4,286,809
=============================================================================================
              Total Short-Term Obligations (Cost -- $19,283,128) -- 16.8%         19,283,128
=============================================================================================
              Total Investments (Cost -- $103,123,930) -- 99.6%                  114,334,918
              Variation Margin on Financial Futures Contracts** -- 0.3%              384,000
              Other Assets Less Liabilities -- 0.1%                                   80,243
                                                                                ------------
              Net Assets -- 100.0%                                              $114,799,161
                                                                                ============
=============================================================================================

        (a)   American Depositary Receipt (ADR).
        +     Non-income producing security.
        *     Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
        **    Financial futures contracts purchased as of December 31, 1999 were as follows:

--------------------------------------------------------------------------------
    Number of                             Expiration
    Contracts         Issue                  Date             Value
--------------------------------------------------------------------------------
       80         Russell 2000            March 2000       $20,398,000
--------------------------------------------------------------------------------
    (Total Contract Price -- $18,976,246)                  $20,398,000
                                                           ===========
--------------------------------------------------------------------------------

              See Notes to Financial Statements.


                                    24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES   As of December 31, 1999
====================================================================================================
Assets:        Investments, at value (identified cost -- $103,123,930)                  $114,334,918
               Cash on deposit for financial futures contracts .......                       920,000
               Receivables:
                  Contributions ......................................   $    500,645
                  Variation margin ...................................        384,000
                  Securities sold ....................................        204,002
                  Dividends ..........................................        107,440
                  Investment adviser .................................          9,157      1,205,244
                                                                         ------------
               Deferred organization expenses ........................                         2,933
               Prepaid expenses and other assets .....................                        31,211
                                                                                        ------------
               Total assets ..........................................                   116,494,306
                                                                                        ------------
====================================================================================================
Liabilities:   Payables:
                  Withdrawals ........................................        849,917
                  Custodian bank .....................................        610,771
                  Securities purchased ...............................        185,001      1,645,689
                                                                         ------------
               Accrued expenses and other liabilities ................                        49,456
                                                                                        ------------
               Total liabilities .....................................                     1,695,145
                                                                                        ------------
====================================================================================================
Net Assets:    Net assets ............................................                  $114,799,161
                                                                                        ============
====================================================================================================
Net Assets     Partners' capital .....................................                  $102,166,419
Consist of:    Unrealized appreciation on investments -- net .........                    12,632,742
                                                                                        ------------
               Net assets ............................................                  $114,799,161
                                                                                        ============
====================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES          For the Year Ended December 31, 1999
=======================================================================================================================
Investment Income:    Dividends (net of $235 foreign withholding tax) ....................                  $ 1,015,721
                      Interest and discount earned .......................................                      776,195
                                                                                                            -----------
                      Total income .......................................................                    1,791,916
                                                                                                            -----------
=======================================================================================================================
Expenses:             Professional fees ..................................................   $    73,981
                      Investment advisory fees ...........................................        46,744
                      Custodian fees .....................................................        31,227
                      Amortization of organization expenses ..............................         1,304
                      Trustees' fees and expenses ........................................         1,055
                      Accounting services ................................................           321
                      Other ..............................................................           654
                                                                                             -----------
                      Total expenses before reimbursement ................................       155,286
                      Reimbursement of expenses ..........................................       (23,839)
                                                                                             -----------
                      Total expenses after reimbursement .................................                      131,447
                                                                                                            -----------
                      Investment income -- net ...........................................                    1,660,469
                                                                                                            -----------
=======================================================================================================================
Realized &            Realized gain from investments -- net ..............................                    4,277,316
Unrealized Gain on    Change in unrealized appreciation/depreciation on investments -- net                   12,859,318
Investments -- Net:                                                                                         -----------
                      Net Increase in Net Assets Resulting from Operations ...............                  $18,797,103
                                                                                                            ===========
=======================================================================================================================

                      See Notes to Financial Statements.


                                    26 & 27

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MASTER                                                                                              For the Year
SMALL CAP                                                                                        Ended December 31,
INDEX SERIES                                                                                ---------------------------
                 Increase (Decrease) in Net Assets:                                             1999           1998
=======================================================================================================================
Operations:      Investment income -- net ...............................................   $  1,660,469   $  1,124,877
                 Realized gain on investments -- net ....................................      4,277,316      6,658,814
                 Change in unrealized appreciation/depreciation on investments -- net ...     12,859,318     (7,991,435)
                                                                                            ------------   ------------
                 Net increase (decrease) in net assets resulting from operations ........     18,797,103       (207,744)
                                                                                            ------------   ------------
=======================================================================================================================
Net Capital      Increase (decrease) in net assets derived from net capital contributions     12,171,403    (11,706,710)
Contributions:                                                                              ------------   ------------
=======================================================================================================================
Net Assets:      Total increase (decrease) in net assets ................................     30,968,506    (11,914,454)
                 Beginning of year ......................................................     83,830,655     95,745,109
                                                                                            ------------   ------------
                 End of year* ...........................................................   $114,799,161   $ 83,830,655
                                                                                            ============   ============

                *Undistributed investment income -- net .................................   $  3,594,481   $  1,934,012
                                                                                            ============   ============
=======================================================================================================================

                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                     For the Year       For the Period
MASTER           The following ratios have been                   Ended December 31,   April 9, 1997+ to
SMALL CAP        derived from information provided in             ------------------      December 31,
INDEX SERIES     the financial statements.                        1999          1998          1997
=====================================================================================================

Ratios to Average   Expenses, net of reimbursement .........          .14%          .17%          .18%*
Net Assets:                                                    ==========    ==========    ==========
                    Expenses ...............................          .17%          .28%          .29%*
                                                               ==========    ==========    ==========
                    Investment income -- net ...............         1.83%         1.46%         1.78%*
                                                               ==========    ==========    ==========
=====================================================================================================
Supplemental        Net assets, end of period (in thousands)   $  114,799    $   83,831    $   95,745
Data:                                                          ==========    ==========    ==========
                    Portfolio turnover .....................        51.20%        48.16%        16.45%
                                                               ==========    ==========    ==========
=====================================================================================================

              *     Annualized.
              +     Commencement of operations.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") (formerly Merrill Lynch Small Cap Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


                                    28 & 29

                           Merrill Lynch Small Cap Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
SMALL CAP
INDEX SERIES

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) Custodian bank -- The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .08% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%. For the year ended December 31, 1999, FAM earned fees of $46,744, of which $23,839 were voluntarily waived.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $44,306,190 and $38,966,636, respectively.

Net realized gains for the year ended December 31, 1999 and net unrealized gains as of December 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                     Realized        Unrealized
                                                       Gains            Gains
--------------------------------------------------------------------------------
Long-term investments ...........................   $2,704,207       $11,210,988
Financial futures contracts .....................    1,573,109         1,421,754
                                                    ----------       -----------
Total ...........................................   $4,277,316       $12,632,742
                                                    ==========       ===========
--------------------------------------------------------------------------------

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $11,104,529, of which $23,641,082 related to appreciated securities and $12,536,553 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $103,230,389.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master Small Cap Index Series (formerly Merrill Lynch Small Cap Index Series):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000


                                    30 & 31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                      Index 3 -- 12/99

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